Vanguard Funds

Supplement Dated July 2, 2025, to the Statement of Additional Information
Leadership Announcements
The boards of trustees of the Vanguard funds (the “Boards” of the “Funds”) have elected John Bendl as Finance Director of each of the Funds, effective July 1, 2025. Michael Rollings has resigned from his roles with each of the Funds, effective June 30, 2025.
Also effective July 1, 2025, the Boards have elected Matt Piro as Manager Oversight Officer of each of the Funds.

Statement of Additional Information Text Changes
All references to Michael Rollings are hereby deleted in their entirety.
In the Management of the Fund(s) section under Officers and Trustees, the following biographical information is added:
Name, Year of Birth	Position(s) Held With Funds	Vanguard Funds’ Trustee/ Officer Since	Principal Occupation(s) During the Past Five Years, Outside Directorships, and Other Experience	Number of Vanguard Funds Overseen by Trustee/Officer
John Bendl (1970)	Finance Director	July 2025
Finance director (July 2025–present) of each of the
investment companies served by Vanguard. Managing
director (July 2025–present) of Vanguard. Chief financial
officer (July 2025–present) of Vanguard. Senior Vice
President and Director (July 2025–present) of Vanguard
Marketing Corporation. Head of Financial Planning and
Analysis and Enterprise Strategic Services (2024–2025)
of Vanguard. Divisional chief financial officer of
Vanguard’s International division (2021–2024). Chief
financial officer (2019–2021) of each of the investment
companies served by Vanguard. Chief accounting officer,
treasurer, and controller (2017–2019) of Vanguard.
Partner (2003–2016) at KPMG (audit, tax, and advisory
services).
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Matt Piro (1980)	Manager Oversight Officer	July 2025	Principal of Vanguard. Manager oversight officer (July 2025–present) of each of the investment companies served by Vanguard. Global head of Oversight & Manager Search (2022–present) of Vanguard. Global head of ESG product (2017–2021) of Vanguard. Head of product – Europe (2017–2021) of Vanguard. Senior investment director of Oversight & Manager Search (2012–2017) of Vanguard.	222
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